Credit Quality (Tables)	6 Months Ended
Mar. 31, 2020
Credit Quality
Schedule of credit quality of loans and credit commitments

The loans and credit commitments balance in stage 3 (non-performing) is represented by those loans and credit commitments which are in default. A default occurs when Westpac considered that the customer is unlikely to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition of default is aligned to the APRA regulatory definition of default. These can be disaggregated into impaired loans and credit commitments (which is where the customer is unlikely to pay its credit obligations in full including restructured loans) and items 90 days past due, or otherwise in default but not impaired.

Impaired loans and credit commitments include:

•	housing and business loans with insufficient security to cover the principal and interest payments owing (aligned to an impaired internal credit risk grade);
•	personal loans which are greater than 90 days past due; and
•	restructured loans (the original contractual terms have been modified to provide for concessions for a customer facing financial difficulties).

Items 90 days past due, or otherwise in default but not impaired include:

•	currently 90 days or more past due but well secured[1];
•	assets that were, but are no longer 90 days past due but are yet to satisfactorily demonstrate sustained improvement to allow reclassification; and
•	other assets in default and not impaired, including those where an order for bankruptcy or similar legal action has been taken (e.g. appointment of an Administrator or Receiver).

Further detail of these balances is as follows:

Impaired loans and credit commitments

	Australia			New Zealand			Other Overseas			Total
	As at	As at	As at	As at	As at	As at	As at	As at	As at	As at	As at	As at
	31	30	31	31	30	31	31	30	31	31	30	31
	March	Sept	March	March	Sept	March	March	Sept	March	March	Sept	March
$m	2020	2019	2019	2020	2019	2019	2020	2019	2019	2020	2019	2019
Housing and
Business:
Gross amount	1,267	1,215	1,204	175	62	105	259	50	11	1,701	1,327	1,320
Impairment
provisions[2]	(530)	(491)	(513)	(73)	(26)	(40)	(161)	(17)	(5)	(764)	(534)	(558)
Net	737	724	691	102	36	65	98	33	6	937	793	762
Personal
Gross amount	402	384	379	33	20	19	1	1	-	436	405	398
Impairment
provisions[3]	(285)	(233)	(215)	(26)	(15)	(17)	-	-	-	(311)	(248)	(232)
Net	117	151	164	7	5	2	1	1	-	125	157	166
Restructured
Gross amount	14	16	12	-	12	16	3	3	3	17	31	31
Impairment
provisions[2]	(3)	(6)	(6)	-	(3)	(3)	(1)	(1)	(1)	(4)	(10)	(10)
Net	11	10	6	-	9	13	2	2	2	13	21	21
Total impaired
exposures:
Gross amount	1,683	1,615	1,595	208	94	140	263	54	14	2,154	1,763	1,749
Impairment
provisions[2,4]	(818)	(730)	(734)	(99)	(44)	(60)	(162)	(18)	(6)	(1,079)	(792)	(800)
Net	865	885	861	109	50	80	101	36	8	1,075	971	949

Items 90 days past due, or otherwise in default, but not impaired

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Australia	4,965	4,684	4,295	6	16
New Zealand	389	340	192	14	103
Other overseas	55	64	35	(14)	57
Total[4]	5,409	5,088	4,522	6	20
1.	The estimated net realisable value of security to which the Group has recourse is sufficient to cover all principal and interest.
2.	Includes individually assessed provisions and collectively assessed provisions on impaired exposures
3.	Includes collectively assessed provisions on impaired exposures.
4.

The impairment provision of $1,079 million for impaired exposures (30 September 2019:  $792 million; 31 March 2019: $800 million) and the impairment provision of $628 million for items 90 days past due, or otherwise in default and not impaired (30 September 2019: $563 million; 31 March 2019: $558 million) equates to the stage 3 provisions for ECL on loans and credit commitments of $1,707 million (30 September 2019: $1,355 million; 31 March 2019: $1,358 million).